REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES - Disaggregation of Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	€ 66,945	€ 60,836	€ 90,246
Contract assets	0	0
Revenue recognized at a point in time
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	65,789	51,232	81,761
Revenue recognized over time
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	1,157	9,603	8,485
Technical equipment and processes
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	54,446	47,443	77,554
Spare Parts
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	7,767	8,976	9,722
Service
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	4,117	3,971	1,781
Other
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	€ 615	€ 446	€ 1,189